SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

18.       SEGMENT INFORMATION

The Company's operations are in one business segment: the development, manufacture and marketing of medical devices. Each of the Company's product lines has similar characteristics, customers, distribution and marketing strategies, and are subject to similar regulatory requirements. Substantially all of the Company's long-lived assets are located in Canada. The Company carries on business in Canada and the United States. The Company earns revenue from sales to customers in the following geographic locations:

	For the years ended December 31,
	2017	2016	2015
REVENUE
United States	$466,471	$4,832,977	$4,932,791
Europe	4,393,303	4,251,260	4,831,678
Rest of the World	529,240	428,559	165,471

	$5,389,014	$9,512,796	$9,929,940

Sales to the Company's four largest customers accounted for approximately 57%, 9%, 6%, and 6% of the Company's sales for the year ended December 31, 2017. Sales to the Company's three largest customers accounted for approximately 36%, 32%, and 15% of the Company's sales for the year ended December 31, 2016. Sales to the Company's four largest customers accounted for approximately 30%, 29%,18% and 10% of the Company's sales for the year ended December 31, 2015.